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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Sonar Capital Management, LLC
                 -------------------------------
   Address:      75 Park Plaza, 2nd Floor
                 -------------------------------
                 Boston, MA 02116
                 -------------------------------

Form 13F File Number: 28-11132
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Marianne Laiosa
         -------------------------------
Title:   CFO / CCO
         -------------------------------
Phone:   617-956-3890
         -------------------------------

Signature, Place, and Date of Signing:

       /s/ Marianne Laiosa               Boston, MA         2/16/10
   -------------------------------    -----------------   -------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        --------------------

Form 13F Information Table Entry Total: 49
                                        --------------------

Form 13F Information Table Value Total: 87,276
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

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
      COLUMN 1                 COLUMN 2     COLUMN 3 COLUMN 4         COLUMN 5        COLUMN 6  COLUMN 7          COLUMN 8
                                                        VALUE    SHS OR   SH/   PUT/ INVESTMENT   OTHER       VOTING AUTHORITY
NAME OF ISSUER              TITLE OF CLASS     CUSIP (X$1000)   PRN AMT   PRN   CALL DISCRETION MANAGERS      SOLE  SHARED   NONE
AEROPOSTALE                            COM 007865108    2,213    65,000    SH              SOLE             65,000        0      0
ALEXION PHARMACEUTICALS
 INC                                   COM 015351109    2,197    45,000    SH              SOLE             45,000        0      0
AMAZON COM INC                         COM 023135106    2,556    19,000    SH              SOLE             19,000        0      0
AMERICAN EAGLE OUTFITTERS
 INC                                   COM 02553E106  1783.00   105,000    SH              SOLE            105,000        0      0
APPLE INC\                             COM 037833100    2,634    12,500    SH              SOLE             12,500        0      0
ATHEROS COMMUNICATIONS
 INC                                   COM 04743P108    1,527    44,600    SH              SOLE             44,600        0      0
ATMEL CORP                             COM 049513104    1,913   415,000    SH              SOLE            415,000        0      0
BJS WHSL CLUB INC                      COM 05548J106    1,482    45,300    SH              SOLE             45,300        0      0
BROADCOM CORP                         CL A 111320107      944    30,000    SH              SOLE             30,000        0      0
CATERPILLAR INC                        COM 149123101      570    10,000    SH              SOLE             10,000        0      0
CEPHEID INC                            COM 15670R107      583    46,684    SH              SOLE             46,684        0      0
CERUS CORP                             COM 157085101    1,201   603,621    SH              SOLE            603,621        0      0
CHICOS FAS INC                         COM 168615102    1,827   130,000    SH              SOLE            130,000        0      0
CHINA NUOKANG BIO-
 PHARMACEUTICAL INC          SPONSORED ADS 16949B113      751    95,662    SH              SOLE             95,662        0      0
CISCO SYSTEMS INC                      COM 17275R102    2,686   112,200    SH              SOLE            112,200        0      0
CUBIST PHARMACEUTICALS
 INC                                   COM 229678107    1,043    55,000    SH              SOLE             55,000        0      0
CURIS INC                              COM 231269101      137    42,079    SH              SOLE             42,079        0      0
DRAGONWAVE INC                         COM 26144M103    2,006   175,000    SH              SOLE            175,000        0      0
FAIRCHILD SEMICONDUCTOR
 INTL                                  COM 303726103    1,998   200,000    SH              SOLE            200,000        0      0
F5 NETWORKS INC                        COM 315616102      953    18,000    SH              SOLE             18,000        0      0
GAP INC                                COM 364760108    2,682   128,000    SH              SOLE            128,000        0      0
GOOGLE INC                            CL A 38259P508    2,480     4,000    SH              SOLE              4,000        0      0
INTERNATIONAL RECTIFIER
 CORP                                  COM 460254105    2,566   116,000    SH              SOLE            116,000        0      0
INVERNESS MED INNOVATIONS
 INC                                   COM 46126P106    2,117    51,000    SH              SOLE             51,000        0      0
KOHLS CORP                             COM 500255104    2,049    38,000    SH              SOLE             38,000        0      0
LEAP WIRELESS
 INTERNATIONAL IN                  COM NEW 521863308      135     7,675    SH              SOLE              7,675        0      0
MANNKIND CORP                          COM 56400P201      956   109,100    SH              SOLE            109,100        0      0
MONOLITHIC POWER                       COM 609839105      457    19,086    SH              SOLE             19,086        0      0
ON SEMICONDUCTOR CORP /
 SEMIC                                 COM 682189105    2,725   309,000    SH              SOLE            309,000        0      0
POWER-ONE INC                          COM 739308104    4,651 1,069,290    SH              SOLE          1,069,290        0      0
ULTRASHORT RUSSELL2000
 PROSHARE                 PSHS ULSHRUS2000 74347R834    2,393    95,000    SH              SOLE             95,000        0      0
ULTRASHORT QQQ PROSHARES  PSHS ULTSHRT QQQ 74347R875    1,828    96,000    SH              SOLE             96,000        0      0
PROSHARES TR
 ULTRASHTSP500            PSHS ULSHT SP500 74347R883    2,629    75,000    SH              SOLE             75,000        0      0
RESEARCH IN MOTION LTD                 COM 760975102      777    11,500    SH              SOLE             11,500        0      0
SAKS INC                               COM 79377W108    2,630   400,900    SH              SOLE            400,900        0      0
SALIX PHARMACEUTICALS INC              COM 795435106    1,904    75,000    SH              SOLE             75,000        0      0
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